Schedule of Right-of-use Assets and Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases
Net book value (Other assets)	$ 8,774	$ 10,672
Current (Accrued expense and other current liabilities)	1,612	2,153
Noncurrent (Other noncurrent liabilities)	8,361	9,973
Total operating lease liabilities	9,973	12,126
Current (Accrued expense and other current liabilities)	142	113
Noncurrent (Other noncurrent liabilities)	114	203
Total finance lease liabilities	256	316
Total lease liabilities	$ 10,229	$ 12,442